Other Operating Income and Expenses - Schedule of Bank and its Subsidiaries Present Other Operating Income (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Bank and its Subsidiaries Present Other Operating Income [Abstract]
Expense recovery	$ 26,179	$ 26,310	$ 1,986
Revaluation of prepaid monthly payments	9,771	9,146	17,044
Revaluation of tax refunds from previous years	8,451	6,905	204
Income from investment properties	7,147	6,793	6,765
Foreign trade income	102	98	75
Release of provisions not related to credit risk		23,355
Other income	127	332	334
Total	$ 51,777	$ 72,939	$ 26,408